Net Income Per Share (Tables)	6 Months Ended
Jun. 30, 2011
Net Income Per Share
Reconciliation Of The Numerator And Denominator Of Basic And Diluted Net Income Per Share

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Numerator:
Net income attributable to Endo Pharmaceuticals Holdings Inc. common stockholders	$54,583	$51,460	$110,370	$111,815
Denominator:
For basic per share data — weighted average shares	116,663	116,060	116,509	116,704
Dilutive effect of common stock equivalents	2,434	600	2,352	642
Dilutive effect of 1.75% Convertible Senior Subordinated Notes and warrants	3,589	—	2,863	—

For diluted per share data — weighted average shares	122,686	116,660	121,724	117,346
Basic net income per share attributable to Endo Pharmaceuticals Holdings Inc	$0.47	$0.44	$0.95	$0.96

Diluted net income per share attributable to Endo Pharmaceuticals Holdings Inc	$0.44	$0.44	$0.91	$0.95

Reconciliation Shows The Shares Excluded From The Calculation Of Diluted Net Income Per Share

	2011	2010
Weighted average shares excluded:
1.75% Convertible senior subordinated notes due 2015 and warrants(1)	23,130	25,993
Employee stock-based awards	1,279	5,150

	24,409	31,143